SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION	12 Months Ended
Dec. 31, 2013
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Additional Financial Information Disclosure [Text Block]
Note 17:- Supplementary Financial Statement Information

Balance Sheets:

a.	Other accounts receivable and prepaid expenses:

Composition:

	December 31,
	2012	2013

Government departments	$17,331	$14,599
Employees (1)	368	420
Prepaid expenses and advances to suppliers	11,490	13,920
Deferred taxes	7,527	4,876
Restricted deposits	699	289
Other	1,448	505

Total	$38,863	$34,609

(1)	Some of these balances are linked to the CPI, and bear interest at an annual rate of 4%.

b.	Liabilities to Banks:

Composition:

	December 31,		December 31,
	2013		2012	2013
	Interest rate	Linkage
	%	basis

Bank credit	Prime+2%	Unlinked	$12	$-
Short-term bank loans	Prime+0.1%		8,502	11,586
Current maturities of long-term loans from banks (see Note 10)			15,093	24,050

Total			$23,607	$35,636

c.	Other accounts payable:

Composition:

	December 31,
	2012	2013

Government institutions	$14,391	$13,068
Customer advances	917	2,601
Deferred taxes (Note 16e)	4,143	2,567
Accrued royalties to the OCS (Note 14f)	1,170	-
Accrued expenses and other current liabilities	10,209	4,617

Total	$30,830	$22,853

d.	Financial expenses, net:

Composition:

	Year ended December 31,
	2011	2012	2013

Financial income	$1,030	$1,043	$983
Financial costs related to long-term debt	(5,020)	(6,144)	(4,629)
Financial costs related to short-term credit and others	(1,599)	(1,828)	(3,577)
Gain (loss) from marketable securities, net (1) (2)	(911)	257	987

Total	$(6,500)	$(6,672)	$(6,236)

(1)	Includes gains (losses) from trading securities still held by the Company for the years 2011, 2012 and 2013 in amounts of $ (197), $ 957 and $ 985, respectively (see Note 4).

(2)	Includes impairment of available-for-sale marketable securities for 2011 and 2012 of $ 714 and $ 700, respectively (see Note 4).

e.	Other expenses (income), net:

Composition:

	Year ended December 31,
	2011	2012	2013

gain (loss) on sale of fixed assets, net	$(92)	$(22)	$14
Other loss (income)	(115)	(152)	-

Total	$(207)	$(174)	$14

f.	Operating segments:

The Company operates in the software services and proprietary software products and related services through its three directly held subsidiaries: Matrix, Magic and Sapiens, respectively.

Matrix

Matrix provides software solutions and services, software development projects, outsourcing, integration of software systems and services – all in accordance with its customers' specific needs. Matrix also provides upgrading and expansion of existing software systems. Matrix operates through its directly and indirectly held subsidiaries in the following segments: (1) Software solutions and services (Information Technology – IT); (2) Learning and integration; (3) Computer infrastructure and integration solutions; and, (4) Software product marketing and support.

Software solutions and services:

The software solutions and services provided by Matrix consist of providing tailored software solutions and upgrading and expanding existing software systems. These services include, among others, developing customized software, adapting software to the customer's specific needs, implementing software and modifying it based on the customer's needs and integrating all or part of the above elements. The scope of work invested in each element varies from one customer to the other.

Learning and integration:

Matrix's activities in this segment consist of operating a network of high-tech training and instruction centers which provide application courses, professional training courses and advanced professional studies in the high-tech industry.

Computer infrastructure and integration solutions:

Matrix's activities in this segment consist of: (1) providing computer and telecommunication infrastructure solutions; (2) selling and marketing personal computers, portable computers, Intel servers, peripheral equipment, operating systems, servers and workstations that use UNIX and VMS and selling and marketing mainframe storage and backup systems such as IP and IBM; (3) providing computer and peripheral equipment maintenance services, lab and helpdesk services.

Software product marketing and support:

Matrix's activities in this segment include marketing and support for various software products the principal of which being CRM, computer systems management infrastructures, web world content management, database and data warehouse mining, application integration, database and systems, data management and software development tools.

Magic

Magic is a global provider of proprietary application development and business process integration software solutions and related professional services, and a vendor of IT outsourcing services.

Magic software solutions are used by customers to develop, deploy and integrate on-premise, mobile and cloud-based business applications quickly and cost effectively. In addition, its technology enables enterprises to accelerate the process of delivering business solutions that meet current and future needs and allow customers to dramatically improve their business performance and return on investment. Its software solutions include application platforms for developing and deploying specialized and high-end large-scale business applications (Magic xpa application platform, formerly branded uniPaaS and Appbuilder) and an integration platform that allows the integration and interoperability of diverse solutions, applications and systems in a quick and efficient manner (Magic xpi business and process integration platform, formerly branded iBOLT). These solutions enable Magic customers to improve their business performance and return on investment by supporting the affordable and rapid delivery and integration of business applications, systems and databases.

Using its products solutions, enterprises and independent software vendors can accelerate time-to-market by rapidly building integrated solutions, deploying them in multiple environments while leveraging existing IT resources. In addition, its solutions are scalable and platform-agnostic, enabling its customers to build solutions by specifying their business logic requirements in a commonly used language rather than in computer code, and to benefit from seamless platform upgrades and cross-platform functionality without the need to re-write applications. Magic technology also enables future proof protection and supports current market trends such as the development of mobile applications that can be deployed on a variety of smartphones and tablets, and cloud environments.

With respect to IT outsourcing services, Magic offers a complete portfolio of professional services in the areas of infrastructure design and delivery, application development, technology consulting planning and implementation services, support services and supplemental staffing services.

Magic products and services are available through a global network of regional offices, independent software vendors, system integrators, distributors and value added resellers as well as original equipment manufacturers and consulting partners in approximately 50 countries.

Sapiens

Sapiens is a leading global provider of proprietary software solutions for the insurance industry, with an emerging focus on the broader financial services sector. We offer core software solutions for Property & Casualty/General Insurance, or P&C, and Life, Annuities, & Pensions, or L&P, providers, allowing them to manage policy administration, claims management and billing functions. Sapiens also provides record-keeping software solutions for providers of Retirement Services and offer a variety of technology-based solutions that enable organizations to deploy business logic and comply with policies and regulations across their organizations. Sapiens solutions enable customers to respond to evolving market needs and regulatory changes, while improving the efficiency of their core operations, thereby increasing revenues and reducing costs.

Sapiens has developed scalable, configurable, rule-based core software platforms which offer its clients comprehensive and function-rich solutions. Sapiens solutions allow its customers to support new delivery channels such as mobile and social, rapidly deploy new products, and improve operational efficiency. As its software is customizable to match specific business requirements, it supports its customers’ operations across different market segments, geographies and regulatory regimes. In addition, its software solutions enable compliance with complex and rapidly evolving regulations in the insurance and wider financial services industry.

Sapiens technology-based solutions include application development and business decision management platforms. its application development platforms allow for the deployment of tailor-made solutions that address unique business needs for which pre-packaged software solutions may not be available. Its business decision management platform, Sapiens DECISION, allows business professionals to design, simulate, implement, change and analyze the business logic that drives financial operations and compliance in a business-friendly format and environment. Its platform facilitates the swift deployment of new or changed business logic that originates from regulatory updates or market changes, reduces costs and improves efficiency by shortening the software development lifecycle. This platform empowers the organization’s business users as they manage their business strategy, rules and logic by using business terms rather than programming language. Sapiens' insurance solutions are deployed at leading insurance carriers globally. Sapiens' service offerings include a standard consulting offering that helps customers make better use of IT in order to achieve their business objectives.

From August 21, 2011, the date on which Formula lost its control in Sapiens, as described in Note 1, until January 27, 2012, the date on which Formula regained its control in Sapiens, as described in Note 1, Sapiens' results of operations were reflected in the Company's results using the equity method of accounting and therefore were not considered an operating segment during this period.

On November 19, 2013, the date on which Formula’s interest in Sapiens' outstanding common shares diluted from 56.8% to 48.6% until December 31, 2013, as described in Note 1, Sapiens' results of operations were reflected in the Company's results using the equity method of accounting and therefore were not considered an operating segment during this period. .

The Company evaluates the performances of each of its directly held subsidiaries based on operating income/loss. Headquarters and finance expenses of Formula are allocated proportionally among the subsidiaries:

	Matrix	Sapiens	Magic	Total

Revenues:
2013	$535,585	$117,281	$144,958	$797,824
2012	514,931	104,110	126,380	745,421
2011	491,144	36,515	113,328	640,987

Inter-segment sales:
2013	870	-	280	1,150
2012	690	-	-	690
2011	370	-	-	370

Operating income:
2013	35,169	9,015	17,351	61,535
2012	33,525	7,825	15,645	56,995
2011	30,974	4,487	13,989	49,450

	Matrix	Sapiens	Magic	Total

Identifiable assets:
2013	357,625	-	108,067	465,692
2012	325,203	99,598	104,204	529,005

Goodwill:
2013	165,253	-	62,181	227,434
2012	155,628	119,701	51,531	326,860

Identifiable liabilities:
2013	226,127	-	23,762	249,889
2012	189,080	46,580	23,859	259,519

Depreciation and amortization:
2013	7,381	8,588	8,380	24,349
2012	7,873	10,333	7,444	25,650
2011	5,893	3,430	5,040	14,363

Investments in segment assets:
2013	3,577	2,794	497	6,868
2012	3,157	1,327	510	4,994
2011	8,048	362	497	8,907

The following table presents reconciliation, between the data concerning revenues, assets and liabilities appearing in the individual operating segments' financial statements and the corresponding data appearing in the Company's consolidated financial statements:

	Year ended December 31,
	2011	2012	2013

Revenues:
Revenues as above	$640,987	$745,421	$797,824
Less inter-segment transactions	(370)	(690)	(1,150)

Revenues as per statements of operations	$640,617	$744,731	$796,674

	December 31,
	2012	2013
Identifiable assets:
Total assets of operating segments	$855,865	$693,126
Assets not identifiable to a particular segment	26,067	184,352
Elimination of inter-segment assets and other	(296)	-

Total assets as per consolidated balance sheets	881,636	877,478

Identifiable liabilities:
Total liabilities of operating segments	259,519	249,889
Liabilities not identifiable to a particular segment	153,751	145,751
Elimination of inter-segment liabilities and other	(296)	-

Total liabilities as per consolidated balance sheets	$412,974	$395,640

g.	Geographical information:

1.	The Company's long-lived assets are located as follows:

	December 31,
	2012	2013

Israel	$19,328	$18,018
United States	619	439
Europe	1,140	682
Japan	290	209
Other	82	60

Total	$21,459	$19,408

2.	Revenues:

The Company’s revenues classified by geographic area (based on the location of customers) are as follows:

	Year ended December 31,
	2011	2012	2013

Israel	$486,025	$500,775	$526,972
International:
United States	92,484	137,298	155,002
Europe	38,377	74,126	84,864
Other	23,731	32,532	29,836

Total	$640,617	$744,731	$796,674

h.	Earnings per share:

The following table presents the computation of basic and diluted net earnings per share for the Company:

	Year ended December 31,
	2011	2012	2013

Numerator:
Net income basic earnings per share - income available to shareholders	$42,962	$24,030	$80,985

Amount for diluted earnings per share - income available to shareholders	42,962	24,030	80,985

Weighted average shares outstanding
Denominator for basic net earnings per share	13,514	13,596	13,725
Effect of dilutive securities	155	194	398

Denominator for diluted net earnings per share	13,669	13,790	14,123

Basic net earnings per share	3.17	1.78	5.90

Diluted net earnings per share	$3.11	$1.72	$5.70